                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [_]; Amendment Number:________
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Spinnaker Capital Limited
Address:  6 Grosvenor Street
          London W1K 4DJ England

Form 13F File Number:  28-12863

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Alexis Habib
Title:   Authorized Signatory
Phone:   +44 20 7903 2900

Signature, Place, and Date of Signing:

 /s/ Alexis Habib       London, England, United Kingdom    November 14, 2011
---------------------   --------------------------------  -------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    NONE

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    8

Form 13F Information Table Value Total:    $43,002
                                           -----------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.     Form 13F File Number    Name
----    --------------------    -----------------------------------------
1       28-12864                Spinnaker Asset Management - SAM Limited


                                                          VALUE    SHARE NUMBER AND TYPE
                                                         (U.S.$     NO.OF SHARES /       INVESTMENT  OTHER    VOTING
NAME OF ISSUER              TITLE OF CLASS     CUSIP    thousands) PRINCIPAL AMOUNT TYPE DISCRETION MANAGERS AUTHORITY
--------------------------- --------------- ----------- ---------- --------------------- ---------- -------- ----------
CEMEX SA EURO MTN BE 144A   DEBT 3.250% 3/1 P2253T HV 4      8,846           18,000 PRN    DEFINED         1 NONE
BANCO MACRO SA              SPON ADR B      05961W 10 5      3,571          178,453 SH     DEFINED         1 NONE
GRUPO FINANCIERO GALICIA SA SP ADR 10 SH B  399909 10 0      3,377          407,853 SH     DEFINED         1 NONE
ISHARES TR                  MSCI EMERG MKT  464287 23 4     19,302          550,000 SH     DEFINED         1 NONE
JINKOSOLAR HLDG CO LTD      NOTE 4.000% 5/1 47759T AA 8      1,664            5,000 PRN    DEFINED         1 NONE
MECHEL OAO                  SPONSORED ADR   583840 10 3      4,665          457,778 SH     DEFINED         1 NONE
NORTH AMERN PALLADIUM LTD   COM             656912 10 2        438          171,868 SH     DEFINED         1 NONE
STILLWATER MNG CO           COM             86074Q 10 2      1,139          134,001 SH     DEFINED         1 NONE